Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, net consist of the following:

	As of December 31, 2025	As of December 31, 2024

Office equipment	$235,503	$167,257
Leasehold improvement	12,364	11,299
Subtotal	247,867	178,556

Less: accumulated depreciation	(110,573)	(90,844)
Total	$137,294	$87,712